FAIR VALUE OF ASSETS AND LIABILITIES - Liabilities measured at fair value on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 4,514,630	[1]	$ 2,679,643
Recurring Fair Value
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	4,514,630		2,679,643
Recurring Fair Value | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,727,762		973,662
Recurring Fair Value | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,719,599		972,295
Recurring Fair Value | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	8,163		1,367
Recurring Fair Value | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,639,933		1,623,499
Recurring Fair Value | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,268,754		1,332,431
Recurring Fair Value | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	371,179		291,068
Recurring Fair Value | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	146,935		82,482
Recurring Fair Value | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	146,935		82,482
Recurring Fair Value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	135,466		103,122
Recurring Fair Value | Level 1 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	135,242		102,701
Recurring Fair Value | Level 1 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	135,242		102,701
Recurring Fair Value | Level 1 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	224		421
Recurring Fair Value | Level 1 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	224		421
Recurring Fair Value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	2,846,978		2,392,984
Recurring Fair Value | Level 2 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,515,122		885,609
Recurring Fair Value | Level 2 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,514,575		885,520
Recurring Fair Value | Level 2 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	547		89
Recurring Fair Value | Level 2 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,295,390		1,425,314
Recurring Fair Value | Level 2 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,133,648		1,264,593
Recurring Fair Value | Level 2 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	161,742		160,721
Recurring Fair Value | Level 2 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	36,466		82,061
Recurring Fair Value | Level 2 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	36,466		82,061
Recurring Fair Value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,532,186		183,537
Recurring Fair Value | Level 3 | Forwards
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,212,640		88,053
Recurring Fair Value | Level 3 | Forwards | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	1,205,024		86,775
Recurring Fair Value | Level 3 | Forwards | Equity contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	7,616		1,278
Recurring Fair Value | Level 3 | Swaps
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	209,301		95,484
Recurring Fair Value | Level 3 | Swaps | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	135,106		67,838
Recurring Fair Value | Level 3 | Swaps | Interest rate contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	74,195		$ 27,646
Recurring Fair Value | Level 3 | Options
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	110,245
Recurring Fair Value | Level 3 | Options | Foreign exchange contracts
FAIR VALUE OF ASSETS AND LIABILITIES
Derivative financial liabilities	$ 110,245

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.